STOCK BASED COMPENSATION	12 Months Ended
Apr. 30, 2013
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION [Text Block]
NOTE 20 • STOCK BASED COMPENSATION
The Company maintains a long-term incentive plan that allows for stock-based awards to officer and non-officer employees of the Company. Stock based awards are provided to officers, non-officer employees and trustees, under the Company's 2008 Incentive Award Plan approved by shareholders on September 16, 2008, which allows for awards in the form of cash and awards of unrestricted and restricted common shares, up to an aggregate of 2,000,000 shares over the ten year period in which the plan will be in effect. Through April 30, 2013, awards under the 2008 Incentive Award Plan have consisted of cash awards and grants of unrestricted common shares. No grants of restricted shares have been made under the 2008 Incentive Award Plan.
In fiscal year 2012, the Company's Compensation Committee conducted an extensive review of the Company's executive compensation philosophy, resulting in a new long-term incentive ("LTIP") plan, which was approved by the Compensation Committee and the Company's independent trustees on June 1, 2012, effective as of May 1, 2012.
2013 Annual Report

NOTE 20 • continued
Under the LTIP, executives are provided the opportunity to earn awards, payable 50% in unrestricted shares and 50% in restricted shares, based on achieving one or more performance objectives within a one-year performance period (with the performance period for fiscal year 2013 commencing on May 1, 2012 and concluding on April 30, 2013). LTIP performance is evaluated based on the following objective performance goal: Three-Year Average Annual Total Shareholder Return ("TSR"), which means the average of the Annual Total Shareholder Return for common shares in each of the three consecutive fiscal years ending with and including the performance period. "Annual Total Shareholder Return," and "Three-Year Average Annual Total Shareholder Return," have the meanings set forth in the LTIP. The unrestricted shares vest immediately at the end of the one-year performance period, and the restricted shares vest on the one year anniversary of the award date.
Trustee Awards
We award share based compensation to our trustees on an annual basis in the form of unrestricted shares which vest immediately. The value of share-based compensation for each trustee was $15,975, $7,560 and $8,650 for each of the years ended April 2013, 2012, and 2011, respectively.
Total Compensation Expense
Total compensation expense recognized in the consolidated financial statements for the three years ended April 30, 2013 for all share based awards, was as follows (in thousands):
	Year Ended April 30,
	2013	2012	2011
Stock-based compensation expense	$0	$332,000	$404,000